Operating Leases	12 Months Ended
Mar. 31, 2019
Operating Leases [Abstract]
Operating leases
21.	Operating leases:

The Corporation rents its premises pursuant to operating leases expiring at different dates from September 2022 to November 2024.

During the year ended March 31, 2019, an amount of $295,892 was recognized as an expense in respect of operating leases. An amount of $247,554 has been recorded in selling, general and administrative expenses (2018 - $264,137), nil (2018 - $143,087) has been recorded in cost of sales and $48,338 has been recorded in research and development (2018 - 208,765). Included in these amounts are the Corporation’s share of operating costs and taxes under the terms of the leases, in the amount of $58,304 and $109,402, respectively (2018 - $72,020 and $110,234). Under IFRS 16, these leases will be presented as finance leases and right-of-use assets in the consolidated statement of financial position with interest expense and depreciation charge, beginning April 1, 2019.

Minimum lease payments for the next five years are $406,754 in 2020, $410,239 in 2021, $410,239 in 2022, $240,939 in 2023, $71,640 in 2024 and $47,760 thereafter.